Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Event
(32)	SUBSEQUENT EVENT

(a)	Issuance of new ordinary shares

The Company entered into a share purchase agreement dated January 21, 2013, with Fulai Investments Limited, which has agreed to purchase 17,000,000 newly issued ordinary shares of the Company, subject to the terms and conditions of the share purchase agreement, including a lock-up period for 180 days from the closing date of the contemplated transactions.

On February 28, 2013, the Company sold 5,000,000 newly issued ordinary shares of the Company to Fulai Investments Limited at a purchase price of US$1.83 per share, with an aggregate purchase price of US$9,150.

On March 26, 2013, the Company sold 12,000,000 newly issued ordinary shares of the Company to Fulai Investments Limited at a purchase price of US$1.28 per share, with an aggregate purchase price of US$15,360.

On April 26, 2013, the Company entered into another share purchase agreement with Fulai Investments Limited, which has agreed to purchase 25,000,000 newly issued ordinary shares of the Company at a purchase price of US$1.03 per share, with an aggregate purchase price of US$25,750, subject to the terms and conditions of the share purchase agreement, including a lock-up period for 180 days from the closing date of the contemplated transactions.

Fulai Investments Limited is a company incorporated and existing under the laws of the British Virgin Islands and is wholly owned by Mr. Cheng Kin Ming, a Chinese merchant conducting business in Hong Kong.

(b)	Disposal of LDKHF

On April 12, 2013, the Group signed an agreement to sell and transfer all of the Group’s equity interest in LDK HF, its wholly owned subsidiary, to Hefei High Tech Industrial Development Social Service Corporation (“HF SSC”), an affiliate of the Hefei City government, for approximately RMB 121,000 (US$19,251). According to the agreement, the Group issued a guarantee to HF SSC regarding the collectability of LDK HF’s certain accounts receivable and prepayments. HF SSC also agreed to communicate and discuss with relevant creditors of LDK HF to remove the Group’s existing guarantees provided for LDK HF’s short-term borrowings, amounting to US$312,306, before April 12, 2014.